Interim Condensed Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 28,269,862	$ 33,700,949
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	74,517,951	88,428,111
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	217,091,976	199,424,202
Related parties	1,395,450	2,287,213
Derivative financial instruments	1,779,953	2,602,680
Inventories, net	20,564,752	23,995,133
Other current assets, net	15,624,093	10,565,422
Total current assets	359,244,037	361,003,710
Non-current assets:
Property, plant and equipment, net	633,588,243	657,226,210
Intangibles, net	120,066,266	128,893,422
Goodwill	146,593,836	141,121,365
Investments in associated companies	16,010,740	23,975,462
Deferred income taxes	133,470,022	128,717,811
Accounts receivable, subscriber, distributors and contract assets, net	8,637,383	8,724,497
Other assets, net	40,010,171	39,581,622
Debt instruments at fair value through other comprehensive income (OCI)	14,510,542	6,981,149
Right-of-use assets	120,010,835	121,874,096
Total assets	1,592,142,075	1,618,099,344
Current liabilities:
Short-term debt and current portion of long-term debt	152,921,592	102,024,414
Short-term liability related to right-of-use of assets	26,444,015	32,902,237
Accounts payable	169,397,530	174,472,769
Accrued liabilities	60,424,727	56,815,331
Income tax	27,212,889	29,174,066
Other taxes payable	39,926,691	33,887,645
Derivative financial instruments	24,499,284	25,331,346
Related parties	6,037,132	7,224,218
Deferred revenues	26,801,103	27,044,928
Total current liabilities	533,664,963	488,876,954
Non-current liabilities:
Long-term debt	354,122,037	408,565,066
Long-term liability related to right-of-use of assets	105,023,825	101,246,574
Deferred income taxes	24,684,099	30,302,060
Deferred revenues	2,063,337	2,556,103
Asset retirement obligations	10,722,604	10,799,997
Employee benefits	137,317,089	137,923,317
Total non-current liabilities	633,932,991	691,393,117
Total liabilities	1,167,597,954	1,180,270,071
Equity:
Capital stock	95,363,644	95,365,329
Retained earnings:
Prior years	475,671,304	429,324,326
Profit for the period (year)	58,048,606	76,159,391
Total retained earnings	533,719,910	505,483,717
Other comprehensive loss items	(261,573,463)	(227,044,342)
Equity attributable to equity holders of the parent	367,510,091	373,804,704
Non-controlling interests	57,034,030	64,024,569
Total equity	424,544,121	437,829,273
Total liabilities and equity	$ 1,592,142,075	$ 1,618,099,344